Other Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2013
Components of Other Long-Term Investments

	December 31,
	2013	2012

Prepayments (a)	$144,959	$153,941
Treasury Bill (a)	109,294	106,531
Long-Term Notes	-	10,140

	$254,253	$270,612

(a)	Treasury Bill and Prepayments

On October 20, 2009, Turquoise Hill purchased a Treasury Bill (“T-Bill”) from the Mongolian Government, having a face value of $115.0 million, for $100.0 million. The annual rate of interest on the T-Bill was set at 3.0%. The maturity date of the T-Bill is October 20, 2014.

Turquoise Hill made tax prepayments to the Mongolian Government of $50.0 million and $100.0 million on April 7, 2010 and June 7, 2011 respectively. The after-tax rate of interest on the tax prepayments is 1.59% compounding annually. Unless already off-set fully against Mongolian taxes, the Mongolian Government is required to repay any remaining tax prepayment balance, including accrued interest, on the fifth anniversary of the date the tax prepayment was made.

Turquoise Hill has designated the T-Bill and tax prepayments as available-for-sale investments because they were not purchased with the intent of selling them in the near term and Turquoise Hill’s intention to hold them to maturity is uncertain. The fair values of the T-Bill and tax prepayments are estimated based on available public information regarding what market participants would consider for such investments. Changes in the fair value of available-for-sale investments are recognized in accumulated other comprehensive income.

Turquoise Hill has used a discounted cash flow approach to value the T-Bill and tax prepayments incorporating the following weighted average assumptions:

	T-Bill		Tax Prepayments
	December 31,		December 31,
	2013	2012	2013	2012
Purchased Amount	$100,000,000	$100,000,000	$150,000,000	$150,000,000
Discount Rate	6.6%	4.4%	6.6%	4.4%
Term	0.8 years	1.8 years	1.4 years	0.3 years

Based on the discounted cash flow models as at December 31, 2013, the fair values of the T-Bill and tax prepayments were estimated at $109.3 million and $145.0 million respectively. As a result of these valuations, Turquoise Hill recorded an unrealized loss of $0.3 million (2012 - $15.2 million unrealized gain) on the T-Bill and an unrealized loss of $11.7 million (2012 - $15.1 million unrealized gain) on the tax prepayments in accumulated other comprehensive income for the year ended December 31, 2013.

Prepayment And Treasury Bill [Member]
Discounted Cash Flow Approach to Value Prepayment and Treasury Bill

Turquoise Hill has used a discounted cash flow approach to value the T-Bill and tax prepayments incorporating the following weighted average assumptions:

	T-Bill		Tax Prepayments
	December 31,		December 31,
	2013	2012	2013	2012
Purchased Amount	$100,000,000	$100,000,000	$150,000,000	$150,000,000
Discount Rate	6.6%	4.4%	6.6%	4.4%
Term	0.8 years	1.8 years	1.4 years	0.3 years